21. INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2019	2018
	$	$
Deferred tax assets (liabilities)
Share issue costs	4,000	22,000
Property and equipment	164,000	159,000
Intangible asset	157,000	180,000
Non-capital losses	5,016,000	5,027,000
Total	5,341,000	5,388,000
Unrecognized deferred tax assets	(5,341,000)	(5,388,000)
Total income tax expense (recovery)	-	-